United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies




                                    811-8519

                      (Investment Company Act File Number)


                              Federated Core Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 12/31/04


               Date of Reporting Period: Six months ended 6/30/04


Item 1.        Reports to Stockholders


FEDERATED MORTGAGE CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (unaudited)


   Principal
   Amount                                                                                                     Value

                           Mortgage-Backed Securities--98.3%
                           Federal Home Loan Mortgage Corporation--37.4%
  $     50,146,716         4.500%, 8/1/2018 - 4/1/2034                                             $     48,887,881
        70,307,263         5.000%, 8/1/2033 - 1/1/2034                                                   68,207,185
        97,508,935    1    5.500%, 7/1/2019 - 6/1/2034                                                   97,345,188
        20,999,253         6.000%, 5/1/2014 - 2/1/2034                                                   21,634,631
        37,908,966         6.500%, 7/1/2014 - 9/1/2033                                                   39,596,127
         4,199,123         7.000%, 12/1/2011 - 4/1/2032                                                   4,431,773
         2,554,599         7.500%, 12/1/2022 - 7/1/2031                                                   2,749,081
         2,181,514         8.000%, 5/1/2006 - 3/1/2031                                                    2,357,577
            55,503         8.500%, 9/1/2025                                                                  60,904
            90,624         9.000%, 5/1/2017                                                                  99,698
             7,507         9.500%, 4/1/2021                                                                   8,407
                               Total

                           Federal National Mortgage Association--48.5%
        15,957,153         4.500%, 9/1/2010 - 12/1/2018                                                  15,694,784
        75,664,382         5.000%, 4/1/2018 - 5/1/2034                                                   75,491,212
       105,805,155    1    5.500%, 2/1/2009 - 7/1/2034                                                  106,347,332
        98,937,020         6.000%, 7/1/2006 - 7/1/2034                                                  101,398,555
        36,252,748         6.500%, 5/1/2006 - 11/1/2032                                                  37,854,121
        25,857,474         7.000%, 2/1/2008 - 10/1/2032                                                  27,304,600
         4,391,161         7.500%, 6/1/2011 - 6/1/2033                                                    4,702,616
         1,435,188         8.000%, 7/1/2023 - 3/1/2031                                                    1,558,323
             4,333         8.500%, 3/1/2030                                                                   4,752
            70,254         9.000%, 11/1/2021 - 6/1/2025                                                      77,166
                               Total

                           Government National Mortgage Association--12.4%
        18,937,140    1    5.000%, 6/20/2033 - 7/15/2034                                                 18,368,160
        27,780,851         5.500%, 4/15/2033 - 5/15/2034                                                 27,794,882
        16,599,624         6.000%, 10/15/2028 - 1/15/2033                                                17,033,051
        13,736,373         6.500%, 10/15/2028 - 8/15/2032                                                14,366,873
         7,977,534         7.000%, 11/15/2027 - 8/15/2032                                                 8,482,841
         3,603,614         7.500%, 6/20/2007 - 1/15/2031                                                  3,881,300
         2,618,650         8.000%, 2/15/2010 - 11/15/2030                                                 2,854,305
           943,339         8.500%, 3/15/2022 - 11/15/2030                                                 1,031,654
            43,284         9.000%, 10/15/2016 - 6/15/2025                                                    48,065
             9,610         9.500%, 10/15/2020                                                                10,855
           620,261         12.000%, 4/15/2015 - 6/15/2015                                                   713,574
                               Total
                               Total Mortgage-Backed Securities (identified cost
                               $748,588,019)                                                            750,397,473

                           Repurchase Agreements--4.4%
         4,900,000   2,3   Interest in $115,000,000 joint repurchase agreement with Credit
                           Suisse First Boston Corp., 1.150%, dated 6/14/2004, to be
                           repurchased at $4,904,852 on 7/15/2004, collateralized by U.S.
                           Government Agency Obligations with various maturities to
                           8/1/2033, collateral market value $119,603,442 (at amortized
                           cost)                                                                          4,900,000
  $     14,603,000         Interest in $500,000,000 joint repurchase agreement with
                           Greenwich Capital Markets, Inc., 1.600%, dated 6/30/2004, to be repurchased at $14,603,649 on  7/1/2004, collateralized by U.S.
                           Government Agency Obligations with various maturities to
                           6/16/2044, collateral market value $515,002,236 (at amortized
                           cost)                                                                   $     14,603,000
         4,000,000   2,3   Interest in $57,000,000 joint repurchase agreement with Morgan
                           Stanley & Co., Inc., 1.210%, dated 6/17/2004, to be repurchased at $4,004,437 on 7/20/2004, collateralized by U.S. Government
                           Agency Obligations with various  maturities to 8/15/2030,
                           collateral market value $59,003,550 (at amortized cost)                        4,000,000
        10,000,000         2,3 Interest in $121,000,000 joint repurchase
                           agreement with UBS Securities LLC, 1.200%, dated
                           6/22/2004, to be repurchased at $10,010,000 on
                           7/22/2004, collateralized by U.S. Government Agency
                           Obligations with various maturities to 8/15/2032,
                           collateral market value $124,632,243 (at amortized cost)                      10,000,000
                               Total Repurchase Agreements (at amortized cost)                           33,503,000
                            Total Investments--102.7%
                           ================================================================
                                (identified cost $782,091,019) 4                                        783,900,473
                               other assets and liabilities--net--(2.7)%                                 (20,254,393)
                               total net assets--100%                                               $    763,646,080

===============================================================================================================


    1 All or a portion of these securities may be subject to dollar roll transactions.
    2 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.
    3  Security held as collateral for dollar roll transactions.
    4  The cost of investments for federal tax purposes amounts to $782,091,019.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2004.

See Notes which are an integral part of the Financial Statements


FEDERATED MORTGAGE CORE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (unaudited)

Assets:
Total investments in securities, at value (identified
cost $782,091,019)                                                                  $    783,900,473
Cash                                                                                              13
Income receivable                                                                          3,425,084
   Total assets
Liabilities:
Payable for shares redeemed                                    $     5,000,000
Income distribution payable                                            173,131
Payable for dollar roll transactions                                18,483,859
Payable for transfer and dividend disbursing agent fees
and expenses (Note 5)                                                    2,500
Payable for Directors'/Trustees' fee                                       671
Accrued expenses                                                        19,329
   Total liabilities                                                                      23,679,490
Net assets for 76,059,969 shares outstanding                                        $    763,646,080
Net Assets Consist of:
Paid in capital                                                                     $    767,442,951
Net unrealized appreciation of investments                                                 1,809,454
Accumulated net realized loss on investments                                              (5,756,300)
Undistributed net investment income                                                          149,975
   Total Net Assets                                                                 $    763,646,080
Net Asset Value, Offering Price and Redemption Proceeds
Per Share
$763,646,080 / 76,059,969 shares outstanding, no par
value, unlimited shares authorized                                                            $10.04

See Notes which are an integral part of the Financial Statements
===============================================================================================================




FEDERATED MORTGAGE CORE PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004 (unaudited)

Investment Income:
Interest (net of dollar roll expense of
$832,927)                                                                  $    18,765,624
Expenses:
Administrative personnel and services fees
(Note 5)                                             $       305,171
Custodian fees                                                26,627
Transfer and dividend disbursing agent fees
and expenses (Note 5)                                          7,721
Directors'/Trustees' fees                                      5,212
Auditing fees                                                  7,817
Legal fees                                                     1,600
Portfolio accounting fees                                     59,098
Insurance premiums                                             2,799
Miscellaneous                                                    360
   Total expenseS                                            416,405
Waiver of administrative personnel and
services fees (Note 5)                                     (305,171)
Net expenses                                                                       111,234
Net investment income                                                           18,654,390
Realized and Unrealized Loss on Investments:
Net realized loss on investments                                                (4,862,896)
Net change in unrealized appreciation of
investments                                                                     (6,399,224)
Net realized and unrealized loss on
investments                                                                    (11,262,120)
Change in net assets resulting from operations                             $     7,392,270

See Notes which are an integral part of the Financial Statements
===============================================================================================================



FEDERATED MORTGAGE CORE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS



                                                                      Six Months
                                                                          Ended
                                                                    (unaudited)           Years Ended
                                                                      6/30/2004           12/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income                                          $     18,654,390       $    36,540,675
Net realized loss on investments                                     (4,862,896)          (1,065,716)
Net change in unrealized appreciation/depreciation of
investments                                                          (6,399,224)         (11,098,372)
Net increase due to voluntary contribution from adviser
(Note 6)                                                                    ---               36,719
   Change in net assets resulting from operations                     7,392,270           24,413,306
Distributions to Shareholders:
Distributions from net investment income                            (18,657,842)         (36,407,589)
Distributions from net realized gains on investments                        ---             (263,696)
   Change in net assets resulting from distributions to
   shareholders                                                     (18,657,842)        (36,671,285)
Share Transactions:
Proceeds from sale of shares                                         66,332,155          418,182,000
Net asset value of shares issued to shareholders in
payment of distributions declared                                    17,710,500           36,607,046
Cost of shares redeemed                                             (76,142,927)       (276,736,448)
   Change in net assets resulting from share transactions             7,899,728          178,052,598
Change in net assets                                                 (3,365,844)         165,794,619
Net Assets:
Beginning of period                                                 767,011,924          601,217,305
End of period (including undistributed net investment
income of $149,975 and $153,427, respectively)                 $    763,646,080      $   767,011,924

See Notes which are an integral part of the Financial Statements
===============================================================================================================





FEDERATED MORTGAGE CORE PORTFOLIO
STATEMENT OF CASH FLOWS


For the Six Months Ended June 30, 2004 (unaudited)

Increase (Decrease) in Cash
-------------------------------------------------------------
Cash Flows From Operating Activities:
                                                                   $
Change in net assets resulting from operations 7,392,270 Adjustments to reconcile change in net assets resulting from operations to net cash provided by operating activities:

Purchases of investment securities                      (901,342,666)
Paydowns on investment securities                          86,158,055
Realized loss on paydowns                                   1,668,212
Proceeds from sale of investment securities               808,218,682
Net sales of short-term investment securities             205,233,000
Increase in income receivable                               (810,153)
Decrease in payable for accrued expenses                     (13,117)
Decrease in payable for investments purchased               (751,475)
Net realized loss on investments                            4,862,896
Net unrealized depreciation on investments                  6,399,224
------------------------------------------------- --- ----------------
  NET CASH PROVIDED BY OPERATING ACTIVITIES               217,014,928
------------------------------------------------- --- ----------------


Cash Flows From Financing Activities:
Cash paid for dollar roll transactions, net             (212,182,401)
Proceeds from sale of shares                               66,332,155
Cash distributions paid                                     (774,211)
Payment for shares redeemed                              (71,142,927)
------------------------------------------------- --- ----------------
  NET CASH USED IN FINANCING ACTIVITIES                 (217,767,384)
------------------------------------------------- --- ----------------
  NET DECREASE IN CASH                                      (752,456)
------------------------------------------------- --- ----------------

Cash:
Beginning of period                                           752,469
                                                      ----------------
End of period                                     $                13
                                                      ================

Non-cash financing activities not included herein consist of reinvestment of dividends and distributions of $17,710,500.

See Notes which are an integral part of the Financial Statements.








FEDERATED MORTGAGE CORE PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout Each Period)



                                    Six Months                                                                 Period
                                      Ended                                                                      Ended
                                    (unaudited)                    December Year
                                                                   Ended
                                                                   December 31,
                                                                   31,
                                                    -------------------------------------------------------
                                    6/30/2004          2003           2002          2001           2000           1999     1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of         $10.19          $10.32         $10.04         $9.89         $9.55          $10.00
Period
Income From Investment Operations:
Net investment income                  0.25            0.48           0.61          0.66           0.68           0.55

Net realized and unrealized gain                  -   (0.13)
(loss) on investments                 (0.15)                          0.31          0.15           0.34          (0.45)
  TOTAL FROM INVESTMENT
OPERATIONS                             0.10            0.35           0.92          0.81           1.02           0.10
Less Distributions:

Distributions from net investment                   ----------
income                                (0.25)          (0.48)         (0.61)        (0.66)         (0.68)         (0.55)

Distributions from net realized                   -            2
gain on investments                    ---            (0.00)         (0.03)          ---           ---            ---
    TOTAL DISTRIBUTIONS               (0.25)          (0.48)         (0.64)        (0.66)         (0.68)         (0.55)
Net Asset Value, End of Period        $10.04          $10.19         $10.32        $10.04         $9.89          $9.55
Total Return3                         0.96%           3.52%          9.43%          8.37%         11.15%         1.07%

Ratios to Average Net Assets:
Expenses                              0.03%    4      0.03%          0.04%          0.04%         0.05%          0.05%     4
Net investment income                 4.90%    4      4.67%          6.00%          6.56%         7.09%          6.66%     4
Expense waiver/reimbursement 5        0.08%    4      0.08%          0.08%          0.08%         0.08%          0.08%     4
Supplemental Data:
Net assets, end of period (000
omitted)                             $763,646        $767,012       $601,217      $453,784       $371,659       $258,304
Portfolio turnover                     33%             90%            84%            93%           81%            153%
--------------------------------------------------------------------------------------------------------------------------------


1 Reflects operations for the period from February 22, 1999 (date of initial investment) to December 31, 1999.

2    Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

4    Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

FEDERATED MORTGAGE CORE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

June 30, 2004 (unaudited)

1.  ORGANIZATION

Federated Core Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of two diversified portfolios, Federated Mortgage Core Portfolio (the "Fund") and High Yield Bond Portfolio. The financial statements included herein are only those of the Fund. The financial statements of the other portfolio are presented separately.

The Fund's investment objective is to provide total return. The Fund pursues its investment objective by investing in U.S. Treasury bills, notes, bonds, discount notes and mortgage-backed securities issued or guaranteed by the U.S. government. The Fund is an investment vehicle used by the other Federated funds that invest some of their assets in mortgage-backed securities. Currently, the Fund is only available for purchase by other Federated funds and their affiliates, or insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are "accredited investors" within the meaning of Regulation D of the 1933 Act.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Listed corporate bonds, other fixed income and asset-backed securities and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Statement of Cash Flows

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Fund's Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount reported as cash in the Fund's Statement of Assets and Liabilities and represents cash on hand at its custodian bank account and does not include any short-term investments at June 30, 2004.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest   income  and  expenses  are  accrued   daily.   Dividend   income  and
distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization/ Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBA securities on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specified mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Dollar Roll Transactions

The Fund enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar roll transactions involve TBAs and are treated as short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transaction to invest in short-term investments or mortgage-backed securities, which may enhance the Fund's current yield and total return.

Information regarding dollar roll transactions for the Fund for the six months ended June 30, 2004, was as follows:



--------------------------------------------------------------------------------------
    Maximum amount outstanding during the period                 $230,687,230
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Average amount outstanding during the period1                $129,179,881
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Average monthly shares outstanding during the period              75,550,706
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Average debt per share outstanding during the period                 1.71
--------------------------------------------------------------------------------------


1 The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the six months ended June 30, 2004.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3.  SHARES OF BENEFICIAL INTEREST

    The following table summarizes share activity:



                                                     Six Months      Year Ended
                                                    -----------  --------------
                                                          Ended      12/31/2003
                                                      6/30/2004

Shares sold                                           6,558,399      40,713,943

Shares issued to shareholders in payment              1,747,579     3,584,553
of distribution declared

Shares redeemed                                     (7,534,292)    (27,289,692)

   NET CHANGE RESULTING FROM SHARE TRANSACTIONS         771,686      17,008,804

4.  FEDERAL TAX INFORMATION

At June 30, 2004, the cost of investments for federal tax purposes was $782,091,019. The net unrealized appreciation of investments for federal tax purposes was $1,809,454. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,233,941 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,424,487.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated  Investment  Management  Company is the Fund's investment adviser (the
"Adviser"),   subject  to  direction  of  the  Trustees.  The  Adviser  provides investment adviser services at no fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

                                         Average Aggregate Daily Net
Maximum Administrative Fee               Assets
                                         of the Federated Funds
----------------------------------------------------------------------
----------------------------------------------------------------------
0.150%                                   on the first $5 billion
----------------------------------------------------------------------
----------------------------------------------------------------------
0.125%                                   on the next $5 billion
----------------------------------------------------------------------
----------------------------------------------------------------------
0.100%                                   on the next $10 billion
----------------------------------------------------------------------
----------------------------------------------------------------------
0.075%                                   on assets in excess of $20
                                         billion
----------------------------------------------------------------------

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company (FServ), through its subsidiary, Federated Shareholder Services Company (FSSC), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6.  OTHER

On July 14, 2003, the Adviser made a voluntary contribution to the Fund of $36,719 for losses incurred due to investment transactions entered into inadvertently.

7.  Legal Proceedings

Beginning in October, 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.







HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2004 (unaudited)


  Principal
  Amount                                                                                             Value
                           Corporate Bonds--97.0%
                           Aerospace / Defense--1.4%
 $    2,800,000            Alliant Techsystems, Inc., Sr. Sub. Note, 8.50%, 5/15/2011        $   3,038,000
      1,550,000    1,2     Argo Tech Corp., Sr. Note, 9.25%, 6/1/2011                            1,604,250
        500,000     4      Condor Systems, Inc., Sr. Sub. Note, Series B, 11.875%,
                           5/1/2009                                                                 35,000
        625,000            Hexcel Corp., Sr. Secd. Note, 9.875%, 10/1/2008                         689,062
      4,350,000            Hexcel Corp., Sr. Sub. Note, Series B, 9.75%, 1/15/2009               4,583,812
      3,000,000            L-3 Communications Corp., Sr. Sub. Note, 6.125%, 7/15/2013            2,910,000
      1,125,000            L-3 Communications Holdings, Inc., Sr. Sub. Note, 6.125%,
                           1/15/2014                                                             1,091,250
      2,175,000            TransDigm, Inc., Sr. Sub. Note, 8.375%, 7/15/2011                     2,251,125
                               Total                                                            16,202,499
                           Automotive--2.8%
        950,000            Accuride Corp., Sr. Sub. Note, Series B, 9.25%, 2/1/2008                973,750
      4,400,000            Advanced Accessory Systems LLC, Sr. Note, 10.75%, 6/15/2011           4,290,000
        775,000            Dana Corp., Note, 9.00%, 8/15/2011                                      910,625
      4,475,000            General Motors Corp., Note, 7.125%, 7/15/2013                         4,608,400
      4,450,000            General Motors Corp., Note, 8.375%, 7/15/2033                         4,698,577
      3,975,000            Stoneridge, Inc., Company Guarantee, 11.50%, 5/1/2012                 4,650,750
      3,125,000    1,2     Transportation Technologies Industries, Inc., Sr. Sub. Note,
                           12.50%, 3/31/2010                                                     3,109,375
      4,741,000            TRW Automotive, Inc., Sr. Sub. Note, 11.00%, 2/15/2013                5,641,790
      2,725,000            United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013             2,793,125
                               Total                                                            31,676,392
                           Building Materials--3.2%
      4,325,000   1,2,3    AMH Holdings, Inc., Sr. Disc. Note, 0/11.25%, 3/1/2014                2,919,375
      1,950,000            Associated Materials, Inc., Company Guarantee, 9.75%,
                           4/15/2012                                                             2,174,250
      2,425,000            Collins & Aikman Floorcoverings, Inc., Company Guarantee,
                           9.75%, 2/15/2010                                                      2,473,500
      3,150,000    1,2     ERICO International Corp., Sr. Sub. Note, 8.875%, 3/1/2012            3,228,750
      4,475,000            Euramax International PLC, Sr. Sub. Note, 8.50%, 8/15/2011            4,698,750
      1,600,000            Legrand SA, Sr. Note, 10.50%, 2/15/2013                               1,832,000
        775,000    1,2     MAAX Corp., Sr. Sub. Note, 9.75%, 6/15/2012                             805,264
      4,150,000            MMI Products, Inc., Sr. Sub. Note, 11.25%, 4/15/2007                  4,025,500
      2,475,000    1,2     Mueller Group, Inc., Sr. Sub. Note, 10.00%, 5/1/2012                  2,586,375
      2,675,000    1,2     Norcraft Cos. LLC, Sr. Sub. Note, 9.00%, 11/1/2011                    2,835,500
      5,075,000   1,2,3    Nortek Holdings, Inc., Sr. Disc. Note, 0/10.00%, 5/15/2011            4,034,625
      2,900,000    1,2     Ply Gem Industries, Inc., Sr. Sub. Note, 9.00%, 2/15/2012             2,958,000
      1,275,000    1,2     U.S. Concrete, Inc., Sr. Sub. Note, 8.375%, 4/1/2014                  1,281,375
                               Total                                                            35,853,264
                           Chemicals--5.1%
      4,675,000    1,2     BCP Caylux Holding LUX SCA, Sr. Sub. Note, 9.625%, 6/15/2014          4,885,375
      2,425,000            Compass Minerals Group, Inc., Sr. Sub. Note, 10.00%,
                           8/15/2011                                                             2,709,937
      4,575,000     3      Compass Minerals International, Inc., Sr. Disc. Note,
                           0/12.00%, 6/1/2013                                                    3,545,625
      2,500,000     3      Compass Minerals International, Inc., Sr. Disc. Note,
                           0/12.75%, 12/15/2012                                                  1,987,500
      3,850,000            Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008                    4,254,250
      2,100,000            FMC Corp., Sr. Secd. Note, 10.25%, 11/1/2009                          2,430,750
      1,275,000    1,2     Huntsman Advanced Materials, Inc., Sr. Secd. Note, 11.00%,
                           7/15/2010                                                             1,443,937
      5,875,000            Huntsman ICI Chemicals LLC, Sr. Sub. Note, 10.125%, 7/1/2009          6,021,875
      3,000,000    1,2     Invista, Unit, 9.25%, 5/1/2012                                        3,030,000
 $    2,625,000            Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013                 $   2,887,500
      2,300,000            Lyondell Chemical Co., Sr. Secd. Note, 9.50%, 12/15/2008              2,415,000
      3,100,000            Lyondell Chemical Co., Sr. Secd. Note, 9.875%, 5/1/2007               3,262,750
      5,675,000            Lyondell Chemical Co., Sr. Sub. Note, 10.875%, 5/1/2009               5,972,937
      2,500,000   1,2,3    Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014                          1,675,000
        950,000    1,2     Nalco Co., Sr. Note, 7.75%, 11/15/2011                                  997,500
      2,250,000    1,2     Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013                          2,362,500
        625,000    1,2     Rhodia SA, Sr. Note, 7.625%, 6/1/2010                                   568,750
      3,250,000    1,2     Rhodia SA, Sr. Sub. Note, 8.875%, 6/1/2011                            2,762,500
        725,000            Union Carbide Corp., Deb., 6.79%, 6/1/2025                              735,875
        925,000            Union Carbide Corp., Deb., 7.50%, 6/1/2025                              869,500
        350,000            Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023                         336,000
      3,250,000            Union Carbide Corp., Sr. Deb., 8.75%, 8/1/2022                        3,201,250
                               Total                                                            58,356,311
                           Construction Machinery--1.6%
      3,750,000            AGCO Corp., Sr. Note, 9.50%, 5/1/2008                                 4,087,500
      4,475,000    1,2     Case New Holland, Sr. Note, 9.25%, 8/1/2011                           4,743,500
      1,775,000    1,4     Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006                   0
        525,000            Columbus McKinnon Corp., Sr. Secd. Note, 10.00%, 8/1/2010               556,500
      3,775,000            Columbus McKinnon Corp., Sr. Sub. Note, 8.50%, 4/1/2008               3,491,875
      3,350,000    1,2     NationsRent Cos., Inc., Sr. Secd. Note, 9.50%, 10/15/2010             3,551,000
      1,950,000            United Rentals, Inc., Sr. Note, 6.50%, 2/15/2012                      1,842,750
                               Total                                                            18,273,125
                           Consumer Products--4.4%
      4,725,000            Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012                        5,173,875
      1,025,000    1,2     American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012            1,045,500
      2,325,000    1,2     Ames True Temper, Inc., Sr. Sub. Note, 10.00%, 7/15/2012              2,342,437
      2,600,000            Armkel Finance, Inc., Sr. Sub. Note, 9.50%, 8/15/2009                 2,853,500
      2,075,000            Chattem, Inc., Sr. Sub. Note, 7.00%, 3/1/2014                         1,992,000
        325,000     4      Diamond Brands Operating Corp., Sr. Sub. Note, 10.125%,
                           4/15/2008                                                                     0
        925,000     4      Diamond Brands, Inc., Sr. Disc. Deb., 12.875%, 4/15/2009                      0
      2,550,000            ICON Health & Fitness, Inc., Company Guarantee, 11.25%,
                           4/1/2012                                                              2,792,250
      5,600,000     3      Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013             3,808,000
      3,425,000            Jostens, Inc., Sr. Sub. Note, 12.75%, 5/1/2010                        3,887,375
        500,000    1,2     K2, Inc., Sr. Note, 7.375%, 7/1/2014                                    513,780
      2,075,000    1,2     Leiner Health Products, Unsecd. Note, 11.00%, 6/1/2012                2,152,812
      2,750,000     3      NBC Acqusition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013             1,746,250
      2,050,000            Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012             2,019,250
      4,250,000            Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011           4,154,375
      3,225,000    1,2     Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014                   3,257,250
        750,000    1,2     Simmons Co., Sr. Sub. Note, 7.875%, 1/15/2014                           766,875
      2,405,000            Tempur World, Sr. Sub. Note, 10.25%, 8/15/2010                        2,723,662
      1,100,000            True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011            1,105,500
      4,750,000            United Industries Corp., Sr. Sub. Note, Series D, 9.875%,
                           4/1/2009                                                              4,981,562
      2,200,000    1,2     WH Holdings Ltd., Sr. Note, 9.50%, 4/1/2011                           2,293,500
                               Total                                                            49,609,753
                           Diversified Manufacturing--1.2%
      4,200,000    1,2     Amsted Industries, Inc., Sr. Note, 10.25%, 10/15/2011                 4,557,000
      2,500,000    1,2     Polypore, Inc., Sr. Sub. Note, 8.75%, 5/15/2012                       2,650,000
      1,950,000            Thermadyne Holdings Corp., Sr. Secd. Note, 9.25%, 2/1/2014            1,935,375
      4,000,000            Tyco International Group, Sr. Note, 6.375%, 6/15/2005                 4,141,480
                               Total                                                            13,283,855
                           Energy--2.6%
      3,225,000            CITGO Petroleum Corp., Sr. Note, 11.375%, 2/1/2011                    3,773,250
 $    1,225,000    1,2     Chesapeake Energy Corp., Sr. Note, 7.50%, 6/15/2014               $   1,264,812
      3,350,000            Compton Petroleum Corp., Sr. Note, 9.90%, 5/15/2009                   3,643,125
      3,600,000            Continental Resources, Inc., Sr. Sub. Note, 10.25%, 8/1/2008          3,735,000
      2,000,000    1,2     Ferrellgas Escrow LLC, Sr. Note, 6.75%, 5/1/2014                      1,930,000
        925,000            Lone Star Technologies, Inc., Company Guarantee, Series B,
                           9.00%, 6/1/2011                                                         966,625
      1,625,000            Magnum Hunter Resources, Inc., Sr. Note, 9.60%, 3/15/2012             1,795,625
      2,450,000            Petroleum Helicopters, Inc., Company Guarantee, Series B,
                           9.375%, 5/1/2009                                                      2,584,750
      1,150,000    1,2     Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013               1,150,000
      3,775,000            Swift Energy Co., Sr. Sub. Note, 9.375%, 5/1/2012                     4,039,250
      3,250,000            Tesoro Petroleum Corp., Company Guarantee, Series B, 9.625%,
                           11/1/2008                                                             3,575,000
        625,000            Tesoro Petroleum Corp., Sr. Secd. Note, 8.00%, 4/15/2008                671,875
                               Total                                                            29,129,312
                           Entertainment--2.8%
      2,500,000    1,2     AMC Entertainment, Inc., Sr. Sub. Note, 8.00%, 3/1/2014               2,400,000
      3,075,000            AMC Entertainment, Inc., Sr. Sub. Note, 9.875%, 2/1/2012              3,244,125
      1,875,000            Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013                          2,053,125
      5,100,000   1,2,3    Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014                    3,353,250
      3,950,000            Intrawest Corp., Company Guarantee, 10.50%, 2/1/2010                  4,300,562
      1,075,000    1,2     Six Flags, Inc., Sr. Note, 9.625%, 6/1/2014                           1,080,375
      1,675,000            Six Flags, Inc., Sr. Note, 9.75%, 4/15/2013                           1,695,937
      6,100,000            Universal City Development Partners Ltd., Sr. Note, 11.75%,
                           4/1/2010                                                              7,091,250
      4,800,000            Vivendi Universal SA, Sr. Note, 6.25%, 7/15/2008                      5,113,584
      1,150,000            Vivendi Universal SA, Sr. Note, 9.25%, 4/15/2010                      1,359,242
                               Total                                                            31,691,450
                           Environmental--1.8%
      2,875,000            Allied Waste North America, Inc., Company Guarantee, Series
                           B, 8.50%, 12/1/2008                                                   3,158,906
      3,800,000            Allied Waste North America, Inc., Company Guarantee, Series
                           B, 9.25%, 9/1/2012                                                    4,265,500
      6,400,000    1,2     Allied Waste North America, Inc., Sr. Secd. Note, 6.125%,
                           2/15/2014                                                             5,888,000
      1,500,000            Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021               1,590,000
      2,850,000    1,2     Clean Harbors, Inc., Sr. Secd. Note, 11.25%, 7/15/2012                2,892,750
      2,475,000            Synagro Technologies, Inc., Sr. Sub. Note, 9.50%, 4/1/2009            2,598,750
                               Total                                                            20,393,906
                           Financial Institutions--0.3%
      2,675,000            Dollar Financial Group, Inc., Company Guarantee, 9.75%,
                           11/15/2011                                                            2,808,750
                           Food & Beverage--6.6%
      1,144,000            Agrilink Foods, Inc., Company Guarantee, 11.875%, 11/1/2008           1,221,220
      3,725,000            American Seafoods Group LLC, Company Guarantee, 10.125%,
                           4/15/2010                                                             4,470,000
      2,125,000            B&G Foods, Inc., Company Guarantee, Series D, 9.625%,
                           8/1/2007                                                              2,172,812
      2,300,000            Constellation Brands, Inc., Company Guarantee, Series B,
                           8.00%, 2/15/2008                                                      2,489,750
      1,000,000            Constellation Brands, Inc., Sr. Sub. Note, 8.125%, 1/15/2012          1,060,000
      3,525,000            Cott Beverages, Inc., Company Guarantee, 8.00%, 12/15/2011            3,754,125
      5,375,000            Del Monte Corp., Company Guarantee, Series B, 9.25%,
                           5/15/2011                                                             5,831,875
      1,950,000            Del Monte Corp., Sr. Sub. Note, 8.625%, 12/15/2012                    2,096,250
      1,650,000            Dole Food, Inc., Company Guarantee, 7.25%, 6/15/2010                  1,625,250
      4,200,000            Dole Food, Inc., Sr. Note, 8.625%, 5/1/2009                           4,441,500
        675,000            Dole Food, Inc., Sr. Note, 8.875%, 3/15/2011                            717,187
      2,550,000            Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%, 1/15/2008             1,797,750
      2,875,000    1,2     Gold Kist, Inc., Sr. Note, 10.25%, 3/15/2014                          3,133,750
      3,550,000            Land O'Lakes, Inc., Sr. Note, 8.75%, 11/15/2011                       3,319,250
      2,250,000            Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013                 2,334,375
      2,150,000            National Beef Packaging Co. LLC, Sr. Note, 10.50%, 8/1/2011           2,289,750
      3,900,000    1,2     Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012                  3,978,000
      4,375,000            Pilgrim's Pride Corp., Sr. Note, 9.625%, 9/15/2011                    4,845,312
      3,375,000            Pilgrim's Pride Corp., Sr. Sub. Note, 9.25%, 11/15/2013               3,611,250
 $    2,700,000            Reddy Ice Group, Inc., Sr. Sub. Note, 8.875%, 8/1/2011            $   2,862,000
      2,950,000            Smithfield Foods, Inc., Note, 7.75%, 5/15/2013                        3,104,875
      3,400,000            Smithfield Foods, Inc., Sr. Note, Series B, 8.00%, 10/15/2009         3,663,500
      1,775,000            Smithfield Foods, Inc., Sr. Sub. Note, 7.625%, 2/15/2008              1,863,750
      1,700,000            Swift & Co., Sr. Note, 10.125%, 10/1/2009                             1,831,750
      1,625,000            Swift & Co., Sr. Sub. Note, 12.50%, 1/1/2010                          1,742,812
      4,400,000   1,2,3    UAP Holding Corp., Sr. Disc. Note, 0/10.75%, 7/15/2012                3,537,600
        950,000    1,2     United Agri Products, Inc., Sr. Note, 8.25%, 12/15/2011               1,054,500
                               Total                                                            74,850,193
                           Gaming--7.4%
      1,150,000    1,2     American Casino & Entertainment, Sr. Secd. Note, 7.85%,
                           2/1/2012                                                              1,173,000
      1,500,000            Boyd Gaming Corp., Sr. Sub. Note, 7.75%, 12/15/2012                   1,516,875
      2,875,000            Boyd Gaming Corp., Sr. Sub. Note, 8.75%, 4/15/2012                    3,069,062
      3,050,000            Coast Hotels & Casinos, Inc., Company Guarantee, 9.50%,
                           4/1/2009                                                              3,217,750
      3,300,000    1,2     Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012               3,460,875
      2,650,000            Harrah's Operations, Inc., Company Guarantee, 7.875%,
                           12/15/2005                                                            2,815,625
      2,250,000            Isle of Capri Casinos, Inc., Company Guarantee, 9.00%,
                           3/15/2012                                                             2,449,687
      1,550,000    1,2     Isle of Capri Casinos, Inc., Sr. Sub. Note, 7.00%, 3/1/2014           1,445,375
      1,500,000    1,2     MGM Grand, Inc., Sr. Note, 5.875%, 2/27/2014                          1,372,500
      2,000,000            MGM Grand, Inc., Sr. Note, 6.00%, 10/1/2009                           1,970,000
      5,100,000            MGM Grand, Inc., Sr. Note, 8.50%, 9/15/2010                           5,539,875
      1,850,000            MGM Grand, Inc., Sr. Sub. Note, 8.375%, 2/1/2011                      1,951,750
      5,300,000            MGM Grand, Inc., Sr. Sub. Note, 9.75%, 6/1/2007                       5,830,000
      3,375,000            MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%,
                           4/1/2010                                                              3,645,000
      2,125,000            Majestic Star Casino LLC, Company Guarantee, 9.50%,
                           10/15/2010                                                            2,151,562
        975,000            Mandalay Resort Group, Sr. Note, 9.50%, 8/1/2008                      1,096,875
      7,775,000            Mandalay Resort Group, Sr. Sub. Note, 10.25%, 8/1/2007                8,746,875
      2,300,000            Mohegan Tribal Gaming Authority, Sr. Sub. Note, 6.375%,
                           7/15/2009                                                             2,320,125
      1,525,000            Mohegan Tribal Gaming Authority, Sr. Sub. Note, 8.00%,
                           4/1/2012                                                              1,633,656
      1,200,000            Mohegan Tribal Gaming Authority, Sr. Sub. Note, 8.375%,
                           7/1/2011                                                              1,297,500
      4,225,000            Park Place Entertainment Corp., Sr. Sub. Note, 7.875%,
                           3/15/2010                                                             4,457,375
      5,425,000            Park Place Entertainment Corp., Sr. Sub. Note, 8.125%,
                           5/15/2011                                                             5,784,406
      2,000,000            Penn National Gaming, Inc., Company Guarantee, 11.125%,
                           3/1/2008                                                              2,215,000
      1,775,000            Penn National Gaming, Inc., Company Guarantee, 8.875%,
                           3/15/2010                                                             1,934,750
      2,525,000            Station Casinos, Inc., Sr. Sub. Note, 6.50%, 2/1/2014                 2,430,312
      3,700,000            Sun International Hotels Ltd., Sr. Sub. Note, 8.875%,
                           8/15/2011                                                             3,968,250
      3,475,000            Venetian Casino/LV Sands, Company Guarantee, 11.00%,
                           6/15/2010                                                             4,017,969
      1,907,000            Wynn Las Vegas LLC, Second Mortgage Notes, 12.00%, 11/1/2010          2,293,167
                               Total                                                            83,805,196
                           Healthcare--4.9%
      1,600,000            Alaris Medical Systems, Sr. Sub. Note, 7.25%, 7/1/2011                1,776,000
      4,450,000            AmeriPath, Inc., Company Guarantee, 10.50%, 4/1/2013                  4,516,750
      2,700,000            Ardent Health Services, Sr. Sub. Note, 10.00%, 8/15/2013              2,902,500
        850,000    1,2     Concentra Operating Corp., Sr. Sub. Note, 9.125%, 6/1/2012              894,625
      2,500,000            Concentra Operating Corp., Sr. Sub. Note, 9.50%, 8/15/2010            2,675,000
      3,750,000            Fisher Scientific International, Inc., Sr. Sub. Note, 8.00%,
                           9/1/2013                                                              4,021,875
      6,800,000            HCA - The Healthcare Corp., Note, 8.75%, 9/1/2010                     7,774,066
      4,850,000            HCA - The Healthcare Corp., Sr. Note, 7.875%, 2/1/2011                5,326,231
      2,500,000            HCA Inc., Sr. Note, 6.75%, 7/15/2013                                  2,565,250
      1,850,000            Hanger Orthopedic Group, Inc., Company Guarantee, 10.375%,
                           2/15/2009                                                             1,910,125
      1,350,000            Hudson Respiratory Care, Inc., Sr. Sub. Note, 9.125%,
                           4/15/2008                                                             1,383,750
      2,241,172            Magellan Health Services, Inc., Sr. Note, Series A, 9.375%,
                           11/15/2008                                                            2,414,863
      2,775,000            Manor Care, Inc., Sr. Note, 8.00%, 3/1/2008                           3,079,001
      1,300,000    1,2     Medical Device Manufacturing, Inc., Sr. Sub. Note, 10.00%,
 $                         7/15/2012                                                         $   1,332,500
      2,125,000            Sybron Dental Specialties, Inc., Company Guarantee, 8.125%,
                           6/15/2012                                                             2,284,375
      2,100,000    1,2     Tenet Healthcare Corp., Note, 9.875%, 7/1/2014                        2,142,000
      1,675,000            Universal Hospital Services, Inc., Sr. Note, 10.125%,
                           11/1/2011                                                             1,716,875
      4,950,000            Vanguard Health Systems, Company Guarantee, 9.75%, 8/1/2011           5,383,125
      1,025,000    1,2     VWR International, Inc., Sr. Sub. Note, 8.00%, 4/15/2014              1,050,625
                               Total                                                            55,149,536
                           Industrial - Other--4.5%
      1,450,000    1,2     Aearo Co. I, Sr. Sub. Note, 8.25%, 4/15/2012                          1,486,250
      3,625,000            Brand Services, Inc., Company Guarantee, 12.00%, 10/15/2012           4,223,125
      6,150,000            Eagle Picher Industries, Inc., Sr. Note, 9.75%, 9/1/2013              6,642,000
      1,600,000            Foamex LP, Company Guarantee, 10.75%, 4/1/2009                        1,592,000
      2,400,000            Foamex LP, Sr. Sub. Note, 9.875%, 6/15/2007                           2,052,000
      2,400,000            Greif Brothers Corp., Sr. Sub. Note, 8.875%, 8/1/2012                 2,592,000
      2,000,000            Hines Nurseries, Inc., Company Guarantee, 10.25%, 10/1/2011           2,170,000
      3,275,000            Interline Brands, Inc., Sr. Sub. Note, 11.50%, 5/15/2011              3,635,250
      3,475,000    1,2     Milacron Escrow Corp., Sr. Secd. Note, 11.50%, 5/15/2011              3,475,000
      3,545,000    1,2     Neenah Corp., Sr. Secd. Note, 11.00%, 9/30/2010                       3,775,425
      2,703,900    1,2     Neenah Corp., Sr. Sub. Note, 13.00%, 9/30/2013                        2,663,341
      4,200,000            Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%,
                           8/15/2011                                                             4,515,000
      3,525,000            Rexnord Corp., Company Guarantee, 10.125%, 12/15/2012                 3,895,125
      3,425,000    1,2     Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%,
                           12/15/2013                                                            3,305,125
      2,075,000    1,2     Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012         2,012,750
      1,350,000    1,2     Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014             1,329,750
      1,350,000            WESCO Distribution, Inc., Company Guarantee, 9.125%, 6/1/2008         1,393,875
        725,000            WESCO Distribution, Inc., Sr. Sub. Note, 9.125%, 6/1/2008               748,562
                               Total                                                            51,506,578
                           Lodging--2.2%
      2,325,000            Courtyard by Marriott II LP, Sr. Note, 10.75%, 2/1/2008               2,342,437
      4,025,000            Florida Panthers Holdings, Inc., Company Guarantee, 9.875%,
                           4/15/2009                                                             4,256,437
      2,297,000            HMH Properties, Inc., Sr. Note, Series B, 7.875%, 8/1/2008            2,360,167
      2,700,000            Hilton Hotels Corp., Note, 7.625%, 5/15/2008                          2,922,750
      3,200,000            Hilton Hotels Corp., Sr. Note, 8.25%, 2/15/2011                       3,576,000
      1,925,000            Royal Caribbean Cruises Ltd., Sr. Note, 8.00%, 5/15/2010              2,083,813
      2,700,000            Starwood Hotels & Resorts Worldwide, Inc., Company
                           Guarantee, 7.875%, 5/1/2012                                           2,895,750
      2,975,000            Starwood Hotels & Resorts Worldwide, Inc., Note, 7.375%,
                           5/1/2007                                                              3,175,813
      1,300,000            Starwood Hotels & Resorts Worldwide, Inc., Unsecd. Note,
                           6.75%, 11/15/2005                                                     1,352,000
                               Total                                                            24,965,167
                           Media - Cable--2.8%
      4,150,000            CSC Holdings, Inc., Sr. Deb., 8.125%, 8/15/2009                       4,336,750
      1,775,000    1,2     CSC Holdings, Inc., Sr. Note, 6.75%, 4/15/2012                        1,721,750
      2,910,000            CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007                      3,040,950
      3,550,000    1,2     Cablevision Systems Corp., Sr. Note, 8.00%, 4/15/2012                 3,532,250
        875,000     3      Charter Communications Holdings Capital Corp., Discount
                           Bond, 0/11.75%, 5/15/2011                                               570,938
      9,000,000     3      Charter Communications Holdings Capital Corp., Sr. Disc.
                           Note, 0/12.125%, 1/15/2012                                            5,400,000
      5,250,000    1,2     Charter Communications Holdings II, Sr. Note, 10.25%,
                           9/15/2010                                                             5,315,625
      6,475,000    1,2     Kabel Deutschland GMBH, Sr. Note, 10.625%, 7/1/2014                   6,685,438
      1,400,000            Rogers Cablesystems Ltd., Sr. Sub. Gtd. Note, 11.00%,
                           12/1/2015                                                             1,578,500
                               Total                                                            32,182,201
                           Media - Non-Cable--8.9%
      4,150,000            Advanstar Communications, Company Guarantee, Series B,
                           12.00%, 2/15/2011                                                     4,440,500
      1,700,000            Advanstar Communications, Sr. Secd. Note, 10.75%, 8/15/2010           1,887,000
      1,900,000     3      Advanstar, Inc., Company Guarantee, Series B, 0/15.00%,
                           10/15/2011                                                            1,541,375
      2,200,000    1,2     Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012                 2,279,750
 $    2,700,000            American Media Operations, Inc., Company Guarantee, Series
                           B, 10.25%, 5/1/2009                                               $   2,794,500
      1,850,000            American Media Operations, Inc., Sr. Sub. Note, 8.875%,
                           1/15/2011                                                             1,803,750
      3,175,000            Block Communications, Inc., Company Guarantee, 9.25%,
                           4/15/2009                                                             3,341,688
      1,275,000    1,2     Cadmus Communications Corp., Sr. Sub. Note, 8.375%, 6/15/2014         1,278,188
      4,675,000            DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013                     5,200,938
      6,725,000            Dex Media East LLC, Company Guarantee, 12.125%, 11/15/2012            7,885,063
      6,900,000            Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%,
                           8/15/2013                                                             7,624,500
      4,125,000   1,2,3    Dex Media, Inc., Discount Note, 0/9.00%, 11/15/2013                   2,681,250
      3,800,000            Echostar DBS Corp., Sr. Note, 10.375%, 10/1/2007                      4,085,000
      1,000,000            Echostar DBS Corp., Sr. Note, 5.75%, 10/1/2008                          992,500
      2,150,000     3      Houghton Mifflin Co., Sr. Disc. Note, 0/11.50%, 10/15/2013            1,134,125
        550,000    1,2     Inmarsat Finance PLC, Sr. Note, 7.625%, 6/30/2012                       539,000
      2,350,000            Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013                     2,408,750
        900,000            Liberty Group Ltd., Sr. Sub. Note, 9.375%, 2/1/2008                     900,000
      2,575,000            Lodgenet Entertainment, Sr. Sub. Note, 9.50%, 6/15/2013               2,800,313
      5,550,000            PanAmSat Corp., Sr. Note, 8.50%, 2/1/2012                             6,306,188
      1,350,000            Primedia, Inc., Sr. Note, 8.875%, 5/15/2011                           1,350,000
      2,300,000     3      Quebecor Media Inc., Sr. Disc. Note, 0/13.75%, 7/15/2011              2,139,000
      2,950,000            Quebecor Media Inc., Sr. Note, 11.125%, 7/15/2011                     3,377,750
      3,600,000    1,2     R. H. Donnelly Finance Corp., Sr. Sub. Note, 10.875%,
                           12/15/2012                                                            4,203,000
      1,100,000            Readers Digest Association, Inc., Sr. Note, Series 144A,
                           6.50%, 3/1/2011                                                       1,080,750
      4,425,000            Sinclair Broadcast Group, Inc., Company Guarantee, 8.75%,
                           12/15/2011                                                            4,745,813
      1,075,000            Sinclair Broadcast Group, Inc., Sr. Sub. Note, 8.00%,
                           3/15/2012                                                             1,101,875
      2,100,000            Sun Media Corp., Company Guarantee, 7.625%, 2/15/2013                 2,142,000
      8,075,000            Vertis, Inc., Sr. Note, Series B, 10.875%, 6/15/2009                  8,761,375
        675,000            Vertis, Inc., Sr. Secd. 2nd Priority Note, 9.75%, 4/1/2009              732,375
      2,685,597     3      XM Satellite Radio, Inc., Sec. Fac. Bond, 0/14.00%,
                           12/31/2009                                                            2,544,603
      1,802,000            XM Satellite Radio, Inc., Sr. Secd. Note, 12.00%, 6/15/2010           2,074,553
      2,681,000     3      Yell Finance BV, Sr. Disc. Note, 0/13.50%, 8/1/2011                   2,533,545
      1,365,000            Yell Finance BV, Sr. Note, 10.75%, 8/1/2011                           1,600,463
        413,537            Ziff Davis Media, Inc., Company Guarantee, Series  , 12.00%,
                           8/12/2009                                                               407,334
                               Total                                                           100,718,814
                           Metals & Mining--1.5%
      1,900,000            California Steel Industries, Inc., Sr. Note, 6.125%,
                           3/15/2014                                                             1,781,250
        975,000            Commonwealth Aluminum Corp., Sr. Sub. Note, 10.75%, 10/1/2006           984,750
      3,425,000            Imco Recycling, Inc., Sr. Secd. Note, 10.375%, 10/15/2010             3,690,438
      2,050,000    1,2     Ispat Inland ULC, Sr. Secd. Note, 9.75%, 4/1/2014                     2,132,000
      2,000,000     4      Republic Technologies International, Inc., Company
                           Guarantee, 13.75%, 7/15/2009                                                  0
      2,675,000            Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006                       2,808,750
      2,881,000            United States Steel Corp., Sr. Note, 9.75%, 5/15/2010                 3,190,708
      2,275,000    1,2     Wise Metals Group LLC, Sr. Secd. Note, 10.25%, 5/15/2012              2,314,813
                               Total                                                            16,902,709
                           Packaging--3.2%
      3,775,000            Berry Plastics Corp., Company Guarantee, 10.75%, 7/15/2012            4,209,125
      3,250,000            Graham Packaging Co., Sr. Sub. Note, 8.75%, 1/15/2008                 3,282,500
      2,225,000            Graham Packaging Co., Sub. Note, 4.795%, 1/15/2008                    2,147,125
      3,400,000            Huntsman Packaging Corp., Company Guarantee, 13.00%, 6/1/2010         3,077,000
      2,500,000            Owens-Brockway Glass Container, Inc., Company Guarantee,
                           7.75%, 5/15/2011                                                      2,600,000
      1,800,000            Owens-Brockway Glass Container, Inc., Company Guarantee,
                           8.25%, 5/15/2013                                                      1,863,000
      2,550,000            Owens-Illinois, Inc., Sr. Note, 7.15%, 5/15/2005                      2,632,875
      1,600,000            Owens-Illinois, Inc., Sr. Note, 7.35%, 5/15/2008                      1,604,000
      5,250,000            Owens-Illinois, Inc., Sr. Note, 8.10%, 5/15/2007                      5,433,750
      2,025,000            Plastipak Holdings, Company Guarantee, 10.75%, 9/1/2011               2,176,875
 $      650,000            Pliant Corp., Sr. Secd. Note, 11.125%, 9/1/2009                   $     702,000
      1,550,000            Pliant Corp., Sr. Sub. Note, 13.00%, 6/1/2010                         1,402,750
        476,342    1,2     Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%,
                           11/30/2008                                                                    0
      5,650,000            Tekni-Plex, Inc., Company Guarantee, Series B, 12.75%,
                           6/15/2010                                                             5,452,250
                               Total                                                            36,583,250
                           Paper--3.7%
        350,000            Boise Cascade Corp., Sr. Note, 6.50%, 11/1/2010                         357,875
        725,000            Boise Cascade Corp., Sr. Note, 7.00%, 11/1/2013                         743,125
      4,725,000            Georgia-Pacific Corp., Note, 7.50%, 5/15/2006                         5,032,125
      6,150,000            Georgia-Pacific Corp., Sr. Note, 8.125%, 5/15/2011                    6,795,750
      5,600,000            Georgia-Pacific Corp., Sr. Note, 9.375%, 2/1/2013                     6,398,000
      2,900,000            Graphic Packaging International Corp., Sr. Sub. Note, 9.50%,
                           8/15/2013                                                             3,161,000
      3,000,000            Jefferson Smurfit Corp., Company Guarantee, 8.25%, 10/1/2012          3,120,000
      3,550,000            MDP Acquisitions PLC, 9.625%, 10/1/2012                               3,958,250
      3,179,920            MDP Acquisitions PLC, Sub. Note, 15.50%, 10/1/2013                    3,720,506
      1,550,000    1,2     Riverside Forest Products Ltd., Sr. Note, 7.875%, 3/1/2014            1,596,500
      3,675,000            Stone Container Corp., Sr. Note, 9.75%, 2/1/2011                      4,060,875
      2,625,000            Tembec Industries, Inc., 8.50%, 2/1/2011                              2,664,375
                               Total                                                            41,608,381
                           Restaurants--0.7%
      1,825,000            Advantica Restaurant Group, Sr. Note, 11.25%, 1/15/2008               1,770,250
        825,000            Buffets, Inc., Sr. Sub. Note, 11.25%, 7/15/2010                         866,250
      4,200,000            Carrols Corp., Company Guarantee, 9.50%, 12/1/2008                    4,368,000
      1,050,000            Domino's, Inc., Sr. Sub. Note, 8.25%, 7/1/2011                        1,107,750
                               Total                                                             8,112,250
                           Retailers--3.9%
      4,975,000            Buhrmann US, Inc., Company Guarantee, 12.25%, 11/1/2009               5,497,375
        425,000            Community Distributors, Inc., Sr. Note, 10.25%, 10/15/2004              367,625
      2,900,000            Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013         2,892,750
      1,725,000    1,2     Finlay Fine Jewelry Corp., Sr. Note, 8.375%, 6/1/2012                 1,802,625
      2,475,000            FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014                            2,351,250
      1,100,000    1,2     General Nutrition Center, Sr. Sub. Note, 8.50%, 12/1/2010             1,144,000
      2,825,000    1,2     Lazy Days' R.V. Center, Inc., Sr. Note, 11.75%, 5/15/2012             2,980,375
      2,225,000            Michaels Stores, Inc., Sr. Note, 9.25%, 7/1/2009                      2,447,500
      4,175,000            PCA International, Inc., Sr. Note, 11.875%, 8/1/2009                  4,509,000
      1,800,000            Penney (J.C.) Co., Inc., Note, 7.60%, 4/1/2007                        1,953,000
      6,176,000            Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012                        7,318,560
      2,175,000    1,2     Petro Stopping Centers, Sr. Secd. Note, 9.00%, 2/15/2012              2,164,125
      1,375,000            Rite Aid Corp., Sr. Deb., 6.875%, 8/15/2013                           1,278,750
      2,150,000            Rite Aid Corp., Sr. Secd. Note, 8.125%, 5/1/2010                      2,279,000
      2,550,000            Rite Aid Corp., Sr. Secd. Note, 9.50%, 2/15/2011                      2,824,125
      2,600,000            United Auto Group, Inc., Company Guarantee, 9.625%, 3/15/2012         2,860,000
                               Total                                                            44,670,060
                           Services--0.8%
      1,550,000            CB Richard Ellis Services, Sr. Note, 9.75%, 5/15/2010                 1,712,750
      1,025,000   1,2,3    Language Line, Inc., Sr. Disc. Note, 0/14.125%, 6/15/2013               538,125
      1,025,000    1,2     Language Line, Inc., Sr. Sub. Note, 11.125%, 6/15/2012                1,045,500
      2,750,000            SITEL Corp., Sr. Sub. Note, 9.25%, 3/15/2006                          2,708,750
      3,050,000            The Brickman Group Ltd., Sr. Sub. Note, Series B, 11.75%,
                           12/15/2009                                                            3,522,750
                               Total                                                             9,527,875
                           Technology--3.3%
      3,275,000            Activant Solutions, Inc., Sr. Note, 10.50%, 6/15/2011                 3,471,500
      1,560,000            AMI Semiconductor, Inc., Sr. Sub. Note, 10.75%, 2/1/2013              1,827,150
      1,550,000    1,2     Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011                  1,612,000
 $    2,100,000            Danka Business Systems PLC, Sr. Note, 11.00%, 6/15/2010           $   2,184,000
      3,875,000            Ingram Micro, Inc., Sr. Sub. Note, 9.875%, 8/15/2008                  4,272,188
      2,800,000            Seagate Technology HDD Holdings, Sr. Note, 8.00%, 5/15/2009           2,940,000
      2,075,000            Telex Communications, Inc., Sr. Secd. Note, 11.50%,
                           10/15/2008                                                            2,235,813
      5,300,000    1,2     UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012                            5,657,750
      1,175,000            Unisys Corp., Sr. Note, 6.875%, 3/15/2010                             1,216,125
      4,050,000            Xerox Corp., Sr. Note, 7.625%, 6/15/2013                              4,171,500
      6,875,000            Xerox Corp., Sr. Note, 9.75%, 1/15/2009                               7,871,875
                               Total                                                            37,459,901
                           Textile--1.2%
        675,000     4      Dyersburg Corp., Sr. Sub. Note, 9.75%, 9/1/2007                              68
      2,650,000            GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007                           2,557,250
      1,875,000            Levi Strauss & Co., Sr. Note, 12.25%, 12/15/2012                      1,856,250
      1,550,000            Phillips Van Heusen Corp., Sr. Note, 8.125%, 5/1/2013                 1,631,375
      4,225,000            Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013                      4,520,750
      2,145,000            William Carter Co., Sr. Sub. Note, Series B, 10.875%,
                           8/15/2011                                                             2,423,850
                               Total                                                            12,989,543
                           Tobacco--0.6%
      3,225,000    1,2     Commonwealth Brands, Inc., Sr. Sub. Secd. Note, 10.625%,
                           9/1/2008                                                              3,458,813
      1,800,000            Dimon, Inc., Sr. Note, 7.75%, 6/1/2013                                1,678,500
      1,075,000            Dimon, Inc., Sr. Note, Series B, 9.625%, 10/15/2011                   1,093,813
      1,100,000    1,2     Standard Commercial Corp., Sr. Note, 8.00%, 4/15/2012                 1,080,750
                               Total                                                             7,311,876
                           Transportation--0.7%
      2,300,000            Allied Holdings, Inc., Sr. Note, 8.625%, 10/1/2007                    2,058,500
      1,025,000     4      AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%,
                           11/15/2005                                                                    0
        600,000            Stena AB, Sr. Note, 7.50%, 11/1/2013                                    595,500
      4,650,000            Stena AB, Sr. Note, 9.625%, 12/1/2012                                 5,173,125
      1,050,000     4      The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2006                     0
                               Total                                                             7,827,125
                           Utility - Electric--3.5%
      5,350,000            CMS Energy Corp., Sr. Note, 8.50%, 4/15/2011                          5,483,750
      4,097,531            Caithness Coso Funding Corp., Sr. Secd. Note, Series B,
                           9.05%, 12/15/2009                                                     4,486,796
      2,250,000            Calpine Canada Energy Finance Corp., Company Guarantee,
                           8.50%, 5/1/2008                                                       1,496,250
      3,900,000            Calpine Corp., Note, 8.50%, 2/15/2011                                 2,564,250
      5,025,000            Illinois Power Co., 1st Mtg. Bond, 11.50%, 12/15/2010                 5,954,625
        350,000    1,2     Nevada Power Co., 6.50%, 4/15/2012                                      332,014
      3,975,000            Nevada Power Co., Second Mortgage Notes, 9.00%, 8/15/2013             4,332,750
      2,900,000    1,2     NRG Energy, Inc., Sr. Secd. Note, 8.00%, 12/15/2013                   2,950,750
      4,225,000            PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009                     4,827,063
      2,700,000            PSEG Energy Holdings, Sr. Note, 8.625%, 2/15/2008                     2,922,750
      1,850,000            Reliant Resources, Inc., Sr. Secd. Note, 9.25%, 7/15/2010             1,988,750
      2,175,000            Reliant Resources, Inc., Sr. Secd. Note, 9.50%, 7/15/2013            2,359,875
                               Total                                                           39,699,623
                           Utility - Natural Gas--3.7%
        750,000            ANR Pipeline Co., Sr. Note, 8.875%, 3/15/2010                          821,250
        800,000            El Paso Corp., 6.75%, 5/15/2009                                        728,000
      4,725,000            El Paso Corp., Note, 6.95%, 12/15/2007                               4,595,063
      8,150,000       El Paso Corp., Sr. Note, 7.80%, 8/1/2031                                 6,581,125
      5,125,000       El Paso Corp., Sr. Note, 8.05%, 10/15/2030                               4,202,500
      4,250,000       El Paso Production Holding Co., Company Guarantee, 7.75%,
                      6/1/2013                                                                 3,941,875
  $   2,250,000  1,2  Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014              $   2,295,000
      1,750,000       Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008                          1,802,500
      2,225,000       Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032                          2,186,063
      1,100,000       Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017                        1,089,000
        275,000       Transcontinental Gas Pipe Corp., Note, 7.00%, 8/15/2011                    283,594
      2,700,000       Transcontinental Gas Pipe Corp., Sr. Note, 8.875%, 7/15/2012             3,064,500
      4,775,000       Williams Cos., Inc., Note, 7.625%, 7/15/2019                             4,631,750
      3,425,000       Williams Cos., Inc., Note, 7.875%, 9/1/2021                              3,322,250
      2,400,000       Williams Cos., Inc., Sr. Note, 8.625%, 6/1/2010                          2,646,000
                          Total                                                               42,190,470
                      Wireless Communications--2.1%
      4,275,000       American Cellular Corp., Sr. Note, Series B, 10.00%, 8/1/2011            3,740,625
      5,875,000       NEXTEL Communications, Inc., Sr. Note, 7.375%, 8/1/2015                  5,948,438
      5,225,000       NEXTEL Communications, Inc., Sr. Note, 9.375%, 11/15/2009                5,629,938
      2,000,000       Nextel Partners, Inc., Sr. Note, 12.50%, 11/15/2009                      2,345,000
      1,200,000       Nextel Partners, Inc., Sr. Note, 8.125%, 7/1/2011                        1,230,000
      3,200,000  1,2  Rogers Wireless, Inc., Sr. Secd. Note, 6.375%, 3/1/2014                  2,968,000
        450,000       Triton PCS, Inc., Sr. Note, 8.50%, 6/1/2013                                430,875
      1,225,000  1,2  US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012                      1,243,375
                          Total                                                               23,536,251
                      Wireline Communications--3.6%
      3,250,000       Alaska Communications Systems Holdings, Inc., Sr. Note, 9.875%,
                      8/15/2011                                                                3,396,250
      3,750,000       Cincinnati Bell, Inc., Company Guarantee, 7.25%, 7/15/2013               3,543,750
      2,875,000       Cincinnati Bell, Inc., Sr. Sub. Note, 8.375%, 1/15/2014                  2,601,875
      2,200,000       Eircom Funding, Sr. Sub. Note, 8.25%, 8/15/2013                          2,299,000
      2,450,000  1,2  Primus Telecommunications Holding, Inc., Sr. Note, 8.00%,
                      1/15/2014                                                                2,168,250
      1,550,000       Qwest Capital Funding, Company Guarantee, 7.25%, 2/15/2011               1,340,750
      1,000,000       Qwest Communications International, Inc., Note, 6.125%,
                      11/15/2005                                                               1,020,000
     11,275,000  1,2  Qwest Communications International, Inc., Note, 9.125%, 3/15/2012       12,374,313
     10,575,000  1,2  Qwest Communications International, Inc., Sr. Sub. Note, 13.50%,
                      12/15/2010                                                              12,346,313
                          Total                                                               41,090,501
                          Total Corporate Bonds (identified cost $1,057,558,716)            1,099,966,117

                      Common Stocks & WARRANTS(4) --0.2%
                      Chemicals--0.0%
            704       General Chemical Industrial Products, Inc.                                 130,919
            301       General Chemical Industrial Products, Inc., Warrants                             0
            407       General Chemical Industrial Products, Inc., Warrants                             0
                          Total                                                                  130,919
                      Consumer Products--0.0%
          1,003   1   Sleepmaster LLC                                                            268,563
                      Diversified Manufacturing--0.1%
         31,283       Simonds Industries, Inc.                                                   784,890
                      Entertainment--0.0%
          9,931       AMF Bowling Worldwide, Inc., Warrants                                            0
                      Industrial - Other--0.0%
        458,151  1,2  ACP Holdings Corp., Warrants                                               515,420
                      Media - Cable--0.1%
         11,970       NTL, Inc.                                                                  689,711
                      Media - Non-Cable--0.0%
         1,000       Advanstar, Inc., Warrants                                            $          20
         1,800       XM Satellite Radio, Inc., Warrants                                          99,900
        19,800       Ziff Davis Media, Inc., Warrants                                             9,900
                         Total                                                                  109,820
                     Metals & Mining--0.0%
         2,000       Republic Technologies International, Inc., Warrants                             20
        57,533       Royal Oak Mines, Inc.                                                          173
                         Total                                                                      193
                     Other--0.0%
           171   1   CVC Claims Litigation LLC                                                        0
                     Packaging--0.0%
         1,000       Pliant Corp., Warrants                                                          10
        57,000       Russell Stanley Holdings, Inc.                                                   0
                         Total                                                                       10
                     Paper--0.0%
         1,600  1,2  MDP Acquisitions PLC, Warrants                                               8,000
                     Wireline Communications--0.0%
        68,141       McLeodUSA, Inc., Warrants                                                    9,540
        17,646       Viatel Holding (Bermuda) Ltd.                                               15,881
                         Total                                                                   25,421
                         Total Common Stocks (identified cost $11,922,937)                    2,532,947

                     Preferred Stocks--0.7%
                     Healthcare--0.1%
         6,857       River Holding Corp., Sr. Exchangeable PIK                                  717,248
                     Media - Non-Cable--0.3%
        39,650       Primedia, Inc., Exchangeable Pfd. Stock, Series G, $2.16, Annual
                     Dividend                                                                 3,429,725
         4,225       Primedia, Inc., Pfd., $9.20, Annual Dividend                               376,025
           108       Ziff Davis Media, Inc., PIK Pfd., Series E-1                                54,270
                         Total                                                                3,860,020
                     Retailers--0.3%
         3,125  1,2  General Nutrition Centers Holding Co., Exchangeable Pfd. Stock,
                     Series A                                                                 3,398,438
                     Wireline Communications--0.0%
        30,751       McLeodUSA, Inc., Conv. Pfd., Series A                                       79,983
                         Total Preferred Stocks (identified cost $14,684,162)                 8,055,689

                     Repurchase Agreement--0.2%
 $   2,175,000       Interest in $500,000,000 joint repurchase agreement with
                     Greenwich Capital Markets, Inc., 1.600%, dated 6/30/2004 , to be repurchased at $2,175,097 on 7/1/2004, collateralized by U.S.
                     Government Agency Obligations with various maturities to
                     6/16/2044, collateral market value $515,002,236 (at amortized
                     cost)                                                                    2,175,000
                         TOTAL INVESTMENTS--98.1%                                            ,112,729,753
                      -----------------------------------------------------------------
                     -   (IDENTIFIED COST $1,086,340,815)5                                 1
                         OTHER ASSETS AND LIABILITIES-NET--1.9%                               21,472,556
                         TOTAL NET ASSETS--100%                                           $1,134,202,309

====================================================================================================


1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At June 30, 2004, these securities amounted to $228,527,593 which represents 20.2% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $228,492,525, which represents 20.1% of total net assets.

2 Denotes a restricted security that has been deemed liquid by criteria approved by the Fund's Board of Trustees.

3    Denotes a Zero Coupon bond with effective rate at time of purchase.

4    Non-income producing security.

5    The cost of investments for federal tax purposes amounts to $1,086,040,797.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2004.

     The following acronyms are used throughout this portfolio:

    GTD            --Guaranteed
    PCA            --Pollution Control Authority
    PCs            --Participation Certificates
    PIK            --Payment in Kind

     See Notes which are an integral part of the Financial Statements





HIGH YIELD BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004 (unaudited)

Assets:
Total investments in securities, at value
(identified cost $1,086,340,815)                                              $      1,112,729,753
Cash                                                                                     7,278,169
Income receivable                                                                       23,068,262
Receivable for investments sold                                                            511,809
   Total assets                                                                      1,143,587,993
Liabilities:
Payable for investments purchased                           $    8,542,350
Income distribution payable                                        832,134
Payable for transfer and dividend disbursing agent
fees and expenses (Note 5)                                           2,554
Accrued expenses                                                     8,646
   Total liabilities                                                                     9,385,684
Net assets for 166,480,877 shares outstanding                                 $      1,134,202,309
Net Assets Consist of:
Paid in capital                                                               $      1,320,001,923
Net unrealized appreciation of investments                                              26,388,938
Accumulated net realized loss on investments                                          (209,525,697)
Distributions in excess of net investment income                                        (2,662,855)
   Total Net Assets                                                            $      1,134,202,309
Net Asset Value, Offering Price and Redemption
Proceeds Per Share
$1,134,202,309 / 166,480,877 shares outstanding, no
par value, unlimited shares authorized                                                       $6.81

See Notes which are an integral part of the Financial Statements
====================================================================================================





HIGH YIELD BOND PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2004 (unaudited)

Investment Income:
Dividends                                                                              $       218,360
Interest                                                                                    49,184,852
   Total income                                                                             49,403,212
Expenses:
Administrative personnel and services fee
(Note 5)                                                            $       466,760
Custodian fees                                                               27,162
Transfer and dividend disbursing agent fees
and expenses (Note 5)                                                         7,775
Directors'/Trustees' fees                                                     7,003
Auditing fees                                                                 8,878
Legal fees                                                                      154
Portfolio accounting fees                                                    70,004
Insurance premiums                                                            8,775
Miscellaneous                                                                 3,746
   Total expenseS                                                           600,257
Waiver of administrative personnel and
services fee (Note 5)                                                                         (466,760)
Net expenses                                                                                   133,497
Net investment income                                                                       49,269,715
Realized and Unrealized Gain (Loss) on
Investments:
Net realized gain on investments                                                             6,760,215
Net change in unrealized appreciation of
investments                                                                                (24,924,453)
Net realized and unrealized loss on
investments                                                                                (18,164,238)
Change in net assets resulting from operations                                         $   31,105,477

See Notes which are an integral part of the Financial Statements
====================================================================================================







HIGH YIELD BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS


                                                                    Six Months
                                                                           Ended
                                                                   (unaudited)            Year Ended
                                                                     6/30/2004            12/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income                                          $     49,269,715      $     91,413,765
Net realized gain (loss) on investments                              6,760,215           (22,574,214)
Net change in unrealized appreciation/depreciation of
investments                                                        (24,924,453 )         152,101,332
   Change in net assets resulting from operations                   31,105,477           220,940,883
Distributions to Shareholders:
Distributions from net investment income                           (50,569,484 )         (94,132,273)
Share Transactions:
Proceeds from sale of shares                                        28,108,600           486,204,000
Net asset value of shares issued to shareholders in
payment of distributions declared                                   46,784,822            92,852,372
Cost of shares redeemed                                           (119,905,469 )        (304,683,083 )
   Change in net assets resulting from share transactions          (45,012,047 )         274,373,289
Change in net assets                                               (64,476,054 )         401,181,899
Net Assets:
Beginning of period                                              1,198,678,363           797,496,464
End of period (including distributions in excess of  net
investment income of $(2,662,855) and $(1,363,086),
respectively)                                                    1,134,202,309         1,198,678,363

See Notes which are an integral part of the Financial Statements
====================================================================================================



HIGH YIELD BOND PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout Each Period)




                                          Six
                                          Months
                                          Ended
                                       (unaudited)                   Year Ended December 31,
                                       6/30/2004       2003        2002         2001        2000       1999
Net Asset Value, Beginning of Period      $6.93       $6.11       $6.51        $7.14       $8.72      $9.30
Income From Investment Operations:
Net investment income                      0.29        0.60        0.63         0.77 1      0.91       0.91
Net realized and unrealized gain
(loss) on investments                     (0.11 )      0.82       (0.39 )      (0.61 )1    (1.57 )    (0.56 )
Total from investment operations           0.18        1.42        0.24         0.16       (0.66 )     0.35
Less Distributions:
Distributions from net investment
income                                    (0.30 )     (0.60 )     (0.64 )      (0.79 )     (0.92 )    (0.91 )
Distributions from net realized gain
on investments                             ----         ---         ---          ---         ---      (0.02 )
TOTAL DISTRIBUTIONS                       (0.30 )     (0.60 )     (0.64 )      (0.79 )     (0.92 )    (0.93 )
Net Asset Value, End of Period            $6.81       $6.93       $6.11        $6.51       $7.14      $8.72
Total Return2                              2.58 %     24.32 %      3.90 %       2.16 %    (8.04) %     3.83 %


Ratios to Average Net Assets:
Expenses                                   0.02 %3     0.03 %      0.03 %       0.04 %      0.04 %     0.03 %
Net investment income                      8.44 %3     8.95 %     10.03 %      11.13 %1    11.38 %    10.07 %
Expense waiver/reimbursement4              0.08 %3     0.08 %      0.08 %       0.08 %      0.08 %     0.08 %
Supplemental Data:
Net assets, end of period (000
omitted)                               $1,134,202   $1,198,678  $797,496    $665,747    $532,820    $699,088
Portfolio turnover                           18 %        38 %        39 %         33 %        16 %       49 %


=====================================================================================================================

1 Effective January 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. For the year ended December 31, 2001, this change had no effect on the net investment income per share or net realized loss per share, but increased the ratio of net investment income to average net assets from 10.98% to 11.13%. Per share, ratios and supplemental data for the periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3    Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements


HIGH YIELD BOND PORTFOLIO


NOTES TO FINANCIAL STATEMENTS


June 30, 2004 (unaudited)

1.  ORGANIZATION

Federated Core Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust consists of two diversified portfolios, High Yield Bond Portfolio (the "Fund") and Federated Mortgage Core Portfolio. The financial statements included herein are only those of the Fund. The financial statements of the other portfolios are presented separately. The Fund's investment objective is to seek high current income. The Fund pursues its investment objective by investing primarily in a professionally managed, diversified portfolio of fixed income securities.

The Fund's portfolio of investments consists primarily of lower rated corporate debt obligations. These lower rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower rated debt obligations are regarded as predominantly speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, the Fund is only available for purchase by other Federated funds and their affiliates, or insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are accredited investors within the meaning of Regulation D of the 1933 Act.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.


Investment Valuation

Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest   income  and  expenses  are  accrued   daily.   Dividend   income  and
distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/ Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on each illiquid restricted security held at June 30, 2004, is as follows:


Security                                                          Acquisition Date           Acquisition
                                                                                                    Cost
Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006       11/22/1996                  $1,843,830
CVC Claims Litigation LLC                                         3/26/1997-5/20/1998         $1,676,091
Sleepmaster LLC                                                   05/12/1999-12/13/1999         $926,114

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3.  SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:



                                                              Six Months
                                                                   Ended        Year Ended
                                                               6/30/2004        12/31/2003
Shares sold
                                                              4,071,029     75,243,430
Shares issued to shareholders in payment of distributions
declared                                                      6,797,040     14,095,912
Shares redeemed                                               (17,442,416)    (46,849,589)
      NET CHANGE RESULTING FROM SHARE TRANSACTIONS            (6,574,347)       42,489,753


4.  FEDERAL TAX INFORMATION

At June 30, 2004, the cost of investments for federal tax purposes was $1,086,040,297. The net unrealized appreciation of investments for federal tax purposes was $26,688,956. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of
$66,361,970 and net unrealized depreciation from investments for those securities having an excess of cost over value of $39,673,014.

At December 31, 2003, the Fund had a capital loss carryforward of $211,294,683 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

------------------------------------------------------------
Expiration Year                           Expiration Amount
2007                                             $1,148,442
2008                                             14,429,102
2009                                             61,615,797
2010                                             88,455,746
2011                                             45,645,596
------------------------------------------------------------

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated  Investment  Management Company, is the Fund's investment adviser (the
"Adviser"),   subject  to  direction  of  the  Trustees.  The  Adviser  provides investment adviser services at no fee.

Administrative Fee

Federated  Administrative  Services  (FAS),  under the  Administrative  Services
Agreement, provides the Fund with administrative personnel and services including certain legal and financial reporting services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:


-----------------------------------------------------------------------------
                                         Average Aggregate Daily Net
Maximum Administrative Fee               Assets of the Federated Funds
-----------------------------------------------------------------------------
0.150%                                   on the first $5 billion
0.125%                                   on the next $5 billion
0.100%                                   on the next $10 billion
0.075%                                   on assets in excess of $20 billion
-----------------------------------------------------------------------------

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company (FServ), through its subsidiary, Federated Shareholder Service Company (FSSC) serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its own discretion.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6.  Investment Transactions

Purchases  and  sales  of  investments,   excluding  long-term  U.S.  government
securities and short-term obligations (and in-kind contributions), for the six months ended June 30, 2004, were as follows:

Purchases                 $207,590,741
Sales                     $258,851,764

7.  Legal Proceedings

Beginning in October, 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.












Item 2.        Code of Ethics

               Not Applicable

Item 3.        Audit Committee Financial Expert

               Not Applicable

Item 4.        Principal Accountant Fees and Services

               Not Applicable

Item 5.        Audit Committee of Listed Registrants

               Not Applicable

Item 6.        Schedule of Investments

               Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

               Not Applicable

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

               Not Applicable

Item 9.        Submission of Matters to a Vote of Security Holders

               Not Applicable

Item 10.       Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal half year (the registrant's second fiscal half year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.       Exhibits


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant     Federated Core Trust

By             /S/ Richard J. Thomas, Principal Financial Officer
Date           August 25, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By             /S/ J. Christopher Donahue, Principal Executive Officer
Date           August 25, 2004


By             /S/ Richard J. Thomas, Principal Financial Officer
Date           August 25, 2004